GOODWILL (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Disclosure Goodwill Abstract
Balance, beginning of period	$ 833,493
Additions	5,440,863	833,493
Balance, end of period	$ 6,274,356	$ 833,493